SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
Schedule of assumptions used to estimate the fair values of the share options granted

	For the year ended December 31,
	2023	2024	2025
Expected volatility	82.00% - 85.00%	84.00% - 89.00%	99.00% – 103.00%
Risk-free interest rate (per annum)	3.57% - 4.47%	3.74% - 4.50%	3.92% – 4.22%
Expected dividend yield	0.00%	0.00%	0.00%
Employee forfeiture rate (per annum)	2.40% - 7.50%	7.50% - 13.30%	14.20% – 15.63%
Exercise multiples	2.50	2.50	2.50
Expected term	7.00	7.00	7.00
Fair value of underlying ordinary share (per share)	US$7.95 - 15.47	US$3.62 - 5.06	US$13.09 – 25.77
Fair value of awards on valuation date	US$5.38 - 10.51	US$3.11 -4.74	US$11.65 – 23.23

Schedule of stock option activity

				Weighted
		Weighted	Weighted	average
	Number	average	average	remaining	Aggregate
	of	exercise	grant date	contract	intrinsic
	options	price	fair value	life	value
		RMB	RMB	Years	RMB
Outstanding at December 31, 2024	9,917,509	11.52	42.10	5.41	887,259
Granted	1,572,958	23.37	105.26	—	—
Forfeited	582,202	11.87	—	—	—
Exercised	2,344,406	15.16	—	—	220,332
Outstanding at December 31, 2025	8,563,859	12.71	50.47	4.96	819,816
Vested and expected to vest as of December 31, 2025	8,563,859	12.71	50.47	4.96	819,816
Exercisable as of December 31, 2025	2,637,397	17.12	56.17	3.42	247,471

Schedule of RSUs classified as equity

		Weighted
	Numbers of	average grant
	RSUs	date fair value
		RMB
Outstanding at January 1, 2025	550,347	38.25
Granted	338,340	149.68
Forfeited	58,524	62.31
Vested	158,550	45.22
Outstanding at December 31, 2025	671,613	90.65

Schedule of share-based compensation for all employee share options, restricted share units and tandem award

	For the Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cost of revenues	16,245	6,932	9,408
Sales and marketing expenses	20,682	12,972	17,987
General and administrative expenses	63,326	27,776	18,164
Research and development expenses	134,371	68,384	69,093
Total	234,624	116,064	114,652